Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions
Summary of transactions between related parties

Transactions with related parties - Associates

	Revenue			Expenses
	For the year ended December 31,
in €’000	2020	2021	2022	2020	2021	2022
NSoft*	1,347	1,861	824	(706)	(906)	(274)
Bayes	1,585	1,730	—	(5,460)	(5,742)	(775)
SportTech	—	—	613	—	—	(150)
Total	2,932	3,591	1,437	(6,166)	(6,648)	(1,199)

Transactions with related parties - Associates

	Trade		Trade
	Receivables		Payables

	As of December 31,
in €’000	2021	2022	2021	2022
NSoft*	204	—	—	—
Bayes	1,582	—	(598)	—
SportTech	—	311	—	(90)
Total	1,786	311	(598)	(90)